General and Administration Expense	12 Months Ended
Dec. 31, 2022
General And Administrative Expense [Abstract]
General and Administration Expense	GENERAL AND ADMINISTRATION EXPENSE
General and administration expense during the years ended December 31, 2022 and 2021 consists of the following expenses by nature:

	2022	2021
Salaries and benefits	$18,371	$19,761
Share-based compensation	3,295	6,082
Professional fees	13,974	15,696
Office and other expenses	10,010	9,809
Depreciation	1,032	1,242
Total general and administration expense	$46,682	$52,590